Contracts with Customers - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Total	$ 232.3	$ 267.7	$ 479.3	$ 484.3
Over time
Disaggregation of Revenue [Line Items]
Total	223.5	256.6	460.2	467.6
Point in time
Disaggregation of Revenue [Line Items]
Total	$ 8.8	$ 11.1	$ 19.1	$ 16.7